Inventories - Schedule of Inventories (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Food, beverage and packaged products	¥ 26,230,212	¥ 37,400,725
Merchandise for e-commerce sales	2,979,839	2,659,789
Others	8,368,364	9,805,731
Total	¥ 37,578,415	¥ 49,866,245